Consolidated Statements of Changes in Equity - MXN ($) $ in Millions	Total	Equity attributable to equity holders of the parent	Common stock	Additional paid-in capital	Retained earnings	Other equity instruments	Valuation of the effective portion of derivative financial instruments	Exchange differences on translation of foreign operations and associates	Remeasurements of the net defined benefit liability	Non-controlling interest
Beginning Balance at Dec. 31, 2020	$ 122,457	$ 116,874	$ 2,060	$ 45,560	$ 75,917	$ (1,740)	$ (525)	$ (3,225)	$ (1,173)	$ 5,583
Consolidated net income	16,331	15,708			15,708					623
Other comprehensive (loss) income, net of income tax	(567)	(444)				(393)	1,749	(1,733)	(67)	(123)
Other comprehensive (loss) income, net of income tax	(567)
Consolidated comprehensive income for the year, net of income tax	15,764	15,264			15,708	(393)	1,749	(1,733)	(67)	500
Dividends declared	(10,649)	(10,588)			(10,588)					(61)
Ending Balance at Dec. 31, 2021	127,572	121,550	2,060	45,560	81,037	(2,133)	1,224	(4,958)	(1,240)	6,022
Consolidated net income	19,626	19,034			19,034					592
Other comprehensive (loss) income, net of income tax	(3,859)	(3,792)				(54)	(1,344)	(2,722)	328	(67)
Consolidated comprehensive income for the year, net of income tax	15,767	15,242			19,034	(54)	(1,344)	(2,722)	328	525
Dividends declared	(11,463)	(11,407)			(11,407)					(56)
Ending Balance at Dec. 31, 2022	131,876	125,385	2,060	45,560	88,664	(2,187)	(120)	(7,680)	(912)	6,491
Consolidated net income	20,226	19,536			19,536					690
Other comprehensive (loss) income, net of income tax	(6,122)	(5,711)			(12)	(96)	(343)	(5,425)	165	(411)
Consolidated comprehensive income for the year, net of income tax	14,104	13,825			19,524	(96)	(343)	(5,425)	165	279
Dividends declared	(12,275)	(12,185)			(12,185)					(90)
Ending Balance at Dec. 31, 2023	$ 133,705	$ 127,025	$ 2,060	$ 45,560	$ 96,003	$ (2,283)	$ (463)	$ (13,105)	$ (747)	$ 6,680